PENSION PLAN AND OTHER POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2014
PENSION PLAN AND OTHER POST-RETIREMENT BENEFITS
PENSION PLAN AND OTHER POST-RETIREMENT BENEFITS

9.PENSION PLANS AND OTHER POST-RETIREMENT BENEFITS

Defined Benefit Plans

We sponsor a qualified defined benefit pension plan (“Retirement Plan”) that is non-contributory covering certain of our hourly employees who fulfill minimum age and service requirements.  Certain salaried employees are also covered by the Retirement Plan, although these benefits have previously been frozen.  As of May 2013, the Retirement Plan was closed to all new entrants and all employees under collective bargaining agreements that include a defined benefit plan are on a cash balance plan.

We also have two non-qualified supplemental retirement plans (“Supplemental Plans”).  The Supplemental Plans provide supplemental retirement benefits to certain former employees by providing for incremental pension payments to partially offset the reduction that would have been payable under the qualified defined benefit pension plans if it were not for limitations imposed by federal income tax regulations. The Supplemental Plans have previously been frozen so that no person is eligible to become a new participant.  These plans are unfunded and have no assets.  The benefits paid under the Supplemental Plans are paid from the general operating funds of the Company.

The following tables summarize the change in benefit obligation, plan assets and funded status of the Retirement Plan and Supplemental Plans (collectively the “Pension Plans”) as of December 31, 2014 and 2013.

(In thousands)	2014	2013
Change in benefit obligation
Benefit obligation at the beginning of the year	$337,343	$379,528
Service cost	560	743
Interest cost	16,295	15,307
Actuarial loss (gain)	48,620	(34,315)
Benefits paid	(21,630)	(21,559)
Plan change	—	(2,361)

Benefit obligation at the end of the year	$381,188	$337,343

(In thousands)	2014	2013
Change in plan assets
Fair value of plan assets at the beginning of the year	$292,188	$262,778
Employer contributions	11,112	11,480
Actual return on plan assets	15,448	39,489
Benefits paid	(21,630)	(21,559)

Fair value of plan assets at the end of the year	$297,118	$292,188

Funded status at year end	$(84,070)	$(45,155)

Amounts recognized in the consolidated balance sheets at December 31, 2014 and 2013 consisted of:

(In thousands)	2014	2013
Current liabilities	$(246)	$(254)
Long-term liabilities	$(83,824)	$(44,901)

Amounts recognized in accumulated other comprehensive loss for the years ended December 31, 2014 and 2013 consisted of:

(In thousands)	2014	2013
Unamortized prior service credit	$(3,969)	$(4,426)
Unamortized net actuarial loss	66,561	10,302

	$62,592	$5,876

The following table summarizes the components of net periodic pension cost recognized in the consolidated statements of income for the plans for the years ended December 31, 2014, 2013 and 2012:

(In thousands)	2014	2013	2012
Service cost	$560	$743	$1,184
Interest cost	16,295	15,307	13,620
Expected return on plan assets	(23,106)	(20,654)	(14,728)
Amortization of:
Net actuarial loss	20	3,652	2,518
Prior service credit	(457)	(457)	(282)

Net periodic pension (benefit) cost	$(6,688)	$(1,409)	$2,312

The following table summarizes other changes in plan assets and benefit obligations recognized in other comprehensive loss, before tax effects, during 2014 and 2013.

(In thousands)	2014	2013
Actuarial loss (gain), net	$56,279	$(53,149)
Recognized actuarial loss	(20)	(3,652)
Prior service credit	—	(2,361)
Recognized prior service credit	457	457

Total amount recognized in other comprehensive loss, before tax effects	$56,716	$(58,705)

The estimated net actuarial loss and net prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive loss in net periodic benefit cost in 2015 are $3.9 million and $(0.5) million, respectively.

The assumptions used to determine the projected benefit obligations and net periodic benefit cost for the years ended December 31, 2014, 2013 and 2012 were as follows:

	2014	2013	2012
Discount rate - net periodic benefit cost	4.97%	4.20%	5.00%
Discount rate - benefit obligation	4.27%	4.97%	4.20%
Expected long-term rate of return on plan assets	8.00%	8.00%	7.70%
Rate of compensation/salary increase	1.75%	1.75%	1.50%

The decrease in the discount rate in 2014 resulted in an increase to our pension benefit obligation of approximately $28.8 million at December 31, 2014.  In addition, in 2014, we adopted the new U.S. mortality tables released by the Society of Actuaries for purposes of determining our mortality assumption used in the Pension Plans. The adoption of the new tables resulted in an increase in the life expectancy of plan participants.  As a result of the updated mortality assumption, our pension benefit obligation increased approximately $16.7 million at December 31, 2014.

Other Non-qualified Deferred Compensation Agreements

We also are liable for deferred compensation agreements with former members of the board of directors and certain other former employees of acquired companies.  Depending on the plan, benefits are payable in monthly or annual installments for a period of time based on the terms of the agreement which range from five years up to the life of the participant or to the beneficiary upon death of the participant and may begin as early as age 55.  Participants accrue no new benefits as these plans had previously been frozen. Payments related to the deferred compensation agreements totaled approximately $0.5 million and $0.6 million for the years ended December 31, 2014 and 2013, respectively.  The net present value of the remaining obligations was approximately $2.4 million and $1.8 million at December 31, 2014 and 2013, respectively, and is included in pension and post-retirement benefit obligations in the accompanying balance sheets.

We also maintain 28 life insurance policies on certain of the participating former directors and employees.  We recognized $0.2 million and $0.3 million in life insurance proceeds as other non-operating income in 2014 and 2013.  The excess of the cash surrender value of the remaining life insurance policies over the notes payable balances related to these policies is determined by an independent consultant, and totaled $2.0 million and $2.2 million at December 31, 2014 and 2013, respectively. These amounts are included in investments in the accompanying consolidated balance sheets.  Cash principal payments for the policies and any proceeds from the policies are classified as operating activities in the consolidated statements of cash flows.  The aggregate death benefit payment payable under these policies totaled $6.9 million and $7.3 million as of December 31, 2014 and 2013, respectively.

Post-retirement Benefit Obligations

We sponsor various healthcare and life insurance plans (“Post-retirement Plans”) that provide post-retirement medical and life insurance benefits to certain groups of retired employees.  Certain plans have previously been frozen so that no person is eligible to become a new participant.  Retirees share in the cost of healthcare benefits, making contributions that are adjusted periodically—either based upon collective bargaining agreements or because total costs of the program have changed.  Covered expenses for retiree health benefits are paid as they are incurred.  Post-retirement life insurance benefits are fully insured.  A majority of the plans are unfunded and have no assets, and benefits are paid from the general operating funds of the Company.  However, employer contributions for retiree medical benefits of a plan from an acquired company are separately designated within the pension trust for the sole purpose of providing payments of retiree medical benefits.  The nature of the assets used to provide payment of retiree medical benefits for this plan is the same as that of the Retirement Plan.  In connection with the acquisition of Enventis, we have included its post-retirement benefit plan as of the date of acquisition.

The following tables summarize the change in benefit obligation, plan assets and funded status of the post-retirement benefit obligations as of December 31, 2014 and 2013.

(In thousands)	2014	2013
Change in benefit obligation
Benefit obligation at the beginning of the year	$35,093	$43,906
Service cost	479	925
Interest cost	1,565	1,575
Plan participant contributions	694	757
Actuarial loss (gain)	461	(9,552)
Benefits paid	(3,434)	(3,966)
Amendments	(5,980)	1,448
Acquisition	13,257	—

Benefit obligation at the end of the year	$42,135	$35,093

(In thousands)	2014	2013
Change in plan assets
Fair value of plan assets at the beginning of the year	$3,575	$3,410
Employer contributions	2,740	2,772
Plan participant’s contributions	694	757
Actual return on plan assets	(246)	602
Benefits paid	(3,434)	(3,966)

Fair value of plan assets at the end of the year	$3,329	$3,575

Funded status at year end	$(38,806)	$(31,518)

Amounts recognized in the consolidated balance sheets at December 31, 2014 and 2013 consist of:

(In thousands)	2014	2013
Current liabilities	$(2,734)	$(2,429)
Long-term liabilities	$(36,072)	$(29,089)

Amounts recognized in accumulated other comprehensive loss for the years ended December 31, 2014 and 2013 consist of:

(In thousands)	2014	2013
Unamortized prior service cost (credit)	$(5,759)	$183
Unamortized net actuarial loss (gain)	(6,375)	(7,868)

	$(12,134)	$(7,685)

The following table summarizes the components of the net periodic costs for post-retirement benefits for the years ended December 31, 2014, 2013 and 2012:

(In thousands)	2014	2013	2012
Service cost	$479	$925	$811
Interest cost	1,565	1,575	1,756
Expected return on plan assets	(223)	(233)	(105)
Amortization of:
Net actuarial loss (gain)	(563)	—	—
Prior service credit	(37)	(180)	(189)

Net periodic postretirement benefit cost	$1,221	$2,087	$2,273

The following table summarizes other changes in plan assets and benefit obligations recognized in other comprehensive loss, before tax effects, during 2014 and 2013:

(In thousands)	2014	2013
Actuarial loss (gain), net	$931	$(9,922)
Recognized actuarial gain	563	—
Prior service cost (credit)	(5,980)	1,448
Recognized prior service credit	37	180

Total amount recognized in other comprehensive loss, before tax effects	$(4,449)	$(8,294)

In 2015, the estimated net actuarial gain that will be amortized from accumulated other comprehensive loss in net periodic postretirement cost is approximately $(0.3) million. The estimated net prior service credit is not significant.

The discount rate assumptions utilized for the years ended December 31 were as follows:

	2014	2013	2012
Net periodic benefit cost	4.55%	4.00%	5.00%
Benefit obligation	4.11%	4.40%	3.90%

For purposes of determining the cost and obligation for pre-Medicare postretirement medical benefits, a 7.50% annual rate of increase in the per capita cost of covered benefits (i.e., healthcare trend rate) was assumed for the plan in 2014, declining to a rate of 5.00% in 2020.  Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans.  A one percent change in the assumed healthcare cost trend rate would have had the following effects:

(In thousands)	1% Increase	1% Decrease
Effect on total of service and interest cost	$150	$(132)
Effect on postretirement benefit obligation	$2,414	$(2,136)

Plan Assets

Our investment strategy is designed to provide a stable environment to earn a rate of return over time to satisfy the benefit obligations and minimize the reliance on contributions as a source of benefit security.  The objectives are based on a long-term (5 to 15 year) investment horizon, so that interim fluctuations should be viewed with appropriate perspective.  The assets of the fund are to be invested to achieve the greatest return for the pension plans consistent with a prudent level of risk.

The asset return objective is to achieve, as a minimum over time, the passively managed return earned by managed index funds, weighted in the proportions outlined by the asset class exposures identified in the pension plan’s strategic allocation. We update our long-term, strategic asset allocations every few years to ensure they are in line with our fund objectives.  The target allocation of the Pension Plan assets is approximately 60% in equities with the remainder in fixed income funds and cash equivalents.  Currently, we believe that there are no significant concentrations of risk associated with the pension plan assets.

The following is a description of the valuation methodologies for assets measured at fair value utilizing the fair value hierarchy discussed in Note 1, which prioritizes the inputs used in the valuation methodologies in measuring fair value. The fair value measurements used to value our plan assets as of December 31, 2014 were generated by using market transactions involving identical or comparable assets.  There were no changes in the valuation techniques used during 2014.

Equity securities include investments in common and preferred stocks, mutual funds, common collective trusts and other commingled investment funds.

Common and Preferred Stocks:  Includes domestic and international common and preferred stocks and are valued at the closing price as of the measurement date as reported on the active market on which the individual securities are traded multiplied by the number of shares owned.

Mutual Funds:  Valued at the closing net asset value as of the measurement date as reported on the active market on which the funds are traded multiplied by the number of shares owned or the percentage of ownership in the fund.

Common Collective Trusts and Commingled Funds:  Valued as determined by the fund manager based on the underlying net asset values and supported by the value of the underlying securities as of the financial statement date.

Fixed income securities include U.S. Treasury and Government Agency securities, corporate and municipal bonds, and mortgage-backed securities.  Securities using Level 1 inputs are valued at the closing price reported on the active market on which the individual securities are traded.  Securities using Level 2 inputs are valued using available trade information for similar securities, recently executed transactions, cash flow models with yield curves, dealer quotes, market indices and other pricing models utilizing observable inputs.

The fair values of our assets for our defined benefit pension plans at December 31, 2014 and 2013, by asset category were as follows:

		As of December 31, 2014
		Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)

Cash equivalents:
Short-term investments(1)	$7,634	$1,370	$6,264	$—

Equities:
Stocks:
U.S. common stocks	29,338	29,338	—	—
International stocks	9,459	9,459	—	—
Funds:
U.S. small cap	11,224	—	11,224	—
U.S. mid cap	8,890	8,890	—	—
U.S. large cap	26,081	10,212	15,869	—
Emerging markets	22,662	14,838	7,824	—
International	64,748	49,334	15,414	—

Fixed Income:
U.S. treasury and government agency securities	16,707	7,996	8,711	—
Corporate and municipal bonds	6,950	—	6,950	—
Mortgage/asset-backed securities	7,247	—	7,247	—
Common Collective Trust	62,507	—	62,507	—
Mutual funds	26,964	26,964	—	—

Total investments	$300,411	$158,401	$142,010	$—

Other liabilities (2)	(3,293)

Net plan assets	$297,118

		As of December 31, 2013
		Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)

Cash equivalents:
Short-term investments(1)	$4,708	$2,835	$1,873	$—

Equities:
Stocks:
U.S. common stocks	38,463	38,463	—	—
International stocks	10,198	10,198	—	—
Funds:
U.S. small cap	15,181	—	15,181	—
U.S. mid cap	9,215	9,215	—	—
U.S. large cap	34,535	11,101	23,434	—
Emerging markets	20,225	12,855	7,370	—
International	60,416	44,132	16,284	—

Fixed Income:
U.S. treasury and government agency securities (3)	19,012	11,063	7,949	—
Corporate and municipal bonds	8,624	—	8,624	—
Mortgage/asset-backed securities	8,116	—	8,116	—
Common Collective Trust	17,398	—	17,398	—
Mutual funds	46,097	46,097	—	—

Total	$292,188	$185,959	$106,229	$—

(1)

Short-term investments includes cash and cash equivalents and an investment in a common collective trust which is principally comprised of certificates of deposit, commercial paper and U.S. Treasury bills with maturities less than one year.

(2)	Net amount due for securities purchased and sold.

(3)

During 2014, we determined that certain government agency securities more appropriately aligned with the Level 2 classification of the fair value hierarchy.  Accordingly, we have reclassified these securities from Level 1 to Level 2 as of December 31, 2013.

The fair values of our assets for our post-retirement benefit plans at December 31, 2014 and 2013 were as follows:

		As of December 31, 2014
		Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)

Cash equivalents:
Short-term investments(1)	$97	$17	$80	$—

Equities:
U.S. common stocks	372	372	—	—
International stocks	120	120	—	—
Funds:
U.S. small cap	142	—	142	—
U.S. mid cap	113	113	—	—
U.S. large cap	330	129	201	—
Emerging markets	287	188	99	—
International	821	625	196	—

Fixed Income:
U.S. treasury and government agency securities	212	102	110	—
Corporate and municipal bonds	88	—	88	—
Mortgage/asset-backed securities	92	—	92	—
Common Collective Trust	792	—	792	—
Mutual funds	342	342	—	—

Total investments	$3,808	$2,008	$1,800	$—

Benefit payments payable	(438)
Other liabilities (2)	(41)

Net plan assets	$3,329

		As of December 31, 2013
		Quoted Prices In Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)

Cash equivalents:
Short-term investments(1)	$89	$89	$—	$—

Equities:
U.S. common stocks	592	592	—	—
Funds:
U.S. small cap	215	—	215	—
U.S. large cap	638	—	638	—
Emerging markets	263	—	263	—
International	938	357	581	—

Fixed Income:
U.S. treasury and government agency securities (3)	678	394	284	—
Corporate and municipal bonds	308	—	308	—
Mortgage/asset-backed securities	289	—	289	—

Total investments	$4,010	$1,432	$2,578	$—

Benefit payments payable	(434)

Net plan assets	$3,576

(1)

Short-term investments includes cash and cash equivalents and an investment in a common collective trust which is principally comprised of certificates of deposit, commercial paper and U.S. Treasury bills with maturities less than one year.

(2)	Net amount due for securities purchased and sold.

(3)

During 2014, we determined that certain government agency securities more appropriately aligned with the Level 2 classification of the fair value hierarchy.  Accordingly, we have reclassified these securities from Level 1 to Level 2 as of December 31, 2013.

Cash Flows

Contributions

Our funding policy is to contribute annually an actuarially determined amount necessary to meet the minimum funding requirements as set forth in employee benefit and tax laws.  We expect to contribute approximately $12.4 million to our pension plans and $3.8 million to our other post-retirement plans in 2015.

Estimated Future Benefit Payments

As of December 31, 2014, benefit payments expected to be paid over the next ten years are outlined in the following table:

		Other
	Pension	Post-retirement
(In thousands)	Plans	Plans
2015	$23,180	$3,771
2016	23,464	3,906
2017	23,484	3,248
2018	23,421	3,119
2019	23,482	3,136
2020 - 2024	116,982	14,189

Defined Contribution Plans

We offer defined contribution 401(k) plans to substantially all of our employees. Contributions made under the defined contribution plans include a match, at the Company’s discretion, of employee contributions to the plans. We recognized expense with respect to these plans of $5.3 million, $5.2 million and $3.9 million in 2014, 2013 and 2012, respectively.